SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of disaggregation of revenue

	For the Six Months Ended
	June 30,
	2024	2023
Nature of Revenue:
Rebates and incentives offered by publishers	$20,200	$84,372
Net fees from advertisers	25,975	24,411
Total	$46,175	$108,783

Category of Revenue:
SEM services	$2,953	$72,510
Non-SEM services	43,222	36,273
Total	$46,175	$108,783

Summary of currency exchange rates

	June 30,	December 31,
	2024	2023
Year-end spot rate	7.2672	7.0999

	For the Six Months Ended June 30,
	2024	2023
Average rate	7.2150	6.9283